Note 16 - Related Parties - Schedule of Related Party Transactions 1 (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Member] | Interest Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0	$ 0	$ 44	$ 554	$ 620	$ 591